STOCK-BASED COMPENSATION	12 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
10. STOCK-BASED COMPENSATION

In January 2017, the NJR 2017 Stock Award and Incentive Plan replaced the NJR 2007 Stock Award and Incentive Plan. Shares have been issued in the form of performance share units, restricted stock units, deferred retention stock units and unrestricted common stock to non-employee directors. As of September 30, 2020, 3,189,550 shares remain available for future issuance.

The following table summarizes all stock-based compensation expense recognized during the following fiscal years:

(Thousands)	2020	2019	2018
Stock-based compensation expense:
Performance share awards	$1,943	$5,804	$3,526
Restricted and non-restricted stock	2,868	2,492	2,191
Deferred retention stock	1,725	1,500	7,128
Compensation expense included in operation and maintenance expense	6,536	9,796	12,845
Income tax benefit (1)	(1,900)	(2,848)	(3,734)
Total, net of tax	$4,636	$6,948	$9,111
(1)Excludes additional tax benefit related to delivered shares of $647,000, $1.3 million and $3 million as of September 30, 2020, 2019 and 2018, respectively.
Performance Share Units

In fiscal 2020, the Company granted to certain officers 33,123 performance shares, which are market condition awards that vest on September 30, 2022, subject to the Company meeting certain conditions. In fiscal 2020, the Company also granted to certain officers 48,941 performance shares, of which 30,473 vest on September 30, 2022 and 18,468 vest annually over a three-year period beginning in September 2020, both of which are subject to the Company meeting certain performance conditions.

In fiscal 2019, the Company granted to certain officers 36,392 performance shares, which are market condition awards that vest on September 30, 2021, subject to the Company meeting certain conditions. In fiscal 2019, the Company also granted to certain officers 63,870 performance shares, of which 33,844 vest on September 30, 2021 and 30,026 vest annually over a three-year period beginning in September 2019, both of which are subject to the Company meeting certain performance conditions.

In fiscal 2018, the Company granted to certain officers 31,836 performance shares, which are market condition awards that vested on September 30, 2020, subject to the Company meeting certain conditions. In fiscal 2018, the Company also granted to certain officers 59,341 performance shares, of which 29,608 vested in September 30, 2020 and 29,733 vest annually over a three-year period beginning in September 2018, both of which were subject to the Company meeting certain performance conditions. The vesting of these awards are shown in the table below.

There is approximately $2.4 million of deferred compensation related to unvested performance shares that is expected to be recognized over the weighted average period of 1.7 years.

The following table summarizes the performance share activity under the stock award and incentive plans for the past three fiscal years:

	Shares (1)	Weighted Average Grant Date Fair Value	Total Fair Value of Vested Shares (in Thousands)
Non-vested and outstanding at September 30, 2017	156,587	$30.12	—
Granted	91,177	$44.67	—
Vested (2)	(100,146)	$29.49	$4,714
Cancelled/forfeited	(2,442)	$31.45	—
Non-vested and outstanding at September 30, 2018	145,176	$39.67	—
Granted	100,262	$47.98	—
Vested (3)	(103,009)	$38.52	$4,622
Cancelled/forfeited	(11,920)	$44.34	—
Non-vested and outstanding at September 30, 2019	130,509	$46.53	—
Granted	82,064	$40.61	—
Vested (4)	(55,025)	$44.27	$2,083
Cancelled/forfeited	(1,817)	$44.38	—
Non-vested and outstanding at September 30, 2020	155,731	$44.22	—
(1)The number of common shares issued related to certain performance shares may range from zero to 150 percent of the number of shares shown in the table above based on the Company’s achievement of performance goals.
(2)As certified by the Company’s Leadership and Compensation Committee on November 13, 2018, the number of common shares related to performance shares earned was 99 percent, or 38,660 shares, the number of common shares earned related to NFE performance was 121 percent or 39,694 shares, and the number of common shares earned related to Performance Based Restricted Stock was 100 percent or 36,998 shares. Each award earned excludes accumulated dividends. The number represented on this line is the target number of 100 percent.
(3)As certified by the Company’s Leadership and Compensation Committee on November 12, 2019, the number of common shares earned related to TSR performance was 119 percent or 43,641 shares, the number of common shares earned related to NFE performance was 117 percent or 26,413 shares, and the number of common shares earned related to Performance Based Restricted Stock was 100 percent or 24,468 shares. Each award earned excludes accumulated dividends. The number represented on this line is the target number of 100 percent.
(4)As certified by the Company’s Leadership and Compensation Committee on November 9, 2020, there were no common shares earned related to TSR performance, the number of common shares earned related to NFE performance was 114 percent or 28,513 shares and the number of common shares earned related to Performance Based Restricted Stock was 100 percent or 11,139 shares. Each award earned excludes accumulated dividends. The number represented on this line is the target number of 100 percent.

The Company measures compensation expense related to performance shares based on the fair value of these awards at their date of grant. In accordance with ASC 718, Compensation - Stock Compensation, compensation expense for market condition grants are recognized for awards granted, and are not adjusted based on actual achievement of the performance goals. The Company estimated the fair value of these grants on the date of grant using a lattice model. Performance condition grants are initially fair valued at the Company’s stock price on grant date, and are subsequently adjusted for actual achievement of the performance goals.

Restricted Stock Units

In fiscal 2020, the Company granted 42,478 shares of restricted stock units that vest annually over a three-year period beginning October 2020. In fiscal 2019, the Company granted 29,222 shares of restricted stock that vest annually over a three-year period beginning in October 2019. In fiscal 2019, the Company also granted 6,062 shares of restricted stock that vest annually over a three-year period beginning April 2020. In fiscal 2018, the Company granted 27,949 shares of restricted stock that vest annually over a three-year period beginning in October 2018. There is approximately $1 million of deferred compensation related to unvested restricted stock shares that is expected to be recognized over the weighted average period of 1.8 years.

The following table summarizes the restricted stock activity under the stock award and incentive plans for the past three fiscal years:

	Shares	Weighted Average Grant Date Fair Value	Total Fair Value of Vested Shares (in Thousands)
Non-vested and outstanding at September 30, 2017	51,154	$32.40	—
Granted	27,949	$45.00	—
Vested	(33,815)	$31.23	$1,438
Cancelled/forfeited	(1,120)	$33.54	—
Non-vested and outstanding at September 30, 2018	44,168	$41.24	—
Granted	35,284	$48.24	—
Vested	(20,748)	$39.26	$935
Cancelled/forfeited	(548)	$42.96	—
Non-vested and outstanding at September 30, 2019	58,156	$46.18	—
Granted	42,478	$40.61	—
Vested	(25,973)	$44.71	$1,073
Cancelled/forfeited	(1,175)	$43.62	—
Non-vested and outstanding at September 30, 2020	73,486	$43.52	—

Deferred Retention Stock Units

Deferred retention stock awards are granted upon approval by the Board of Directors, which generally occurs subsequent to the fiscal year end. Deferred retention stock awards vest immediately when granted, with shares delivered at a future date in accordance with the terms of the underlying agreements. The expense for these awards is recognized in the fiscal year in which services are rendered. The following table summarizes the deferred retention stock award under the stock award and incentive plans for the past three fiscal years:

	Shares	Weighted Average Grant Date Fair Value	Total Fair Value of Vested Shares (in Thousands)
Outstanding at September 30, 2017	672,578	$29.54	—
Granted/Vested	24,167	$45.00	—
Delivered	(452,694)	$29.42	$19,581
Forfeited	(1,969)	$35.56
Outstanding at September 30, 2018	242,082	$32.99	—
Granted/Vested	167,407	$47.95	—
Delivered	(158,733)	$30.32	$7,145
Forfeited	(7,195)	$44.41	—
Outstanding at September 30, 2019	243,561	$44.67	—
Granted/Vested	42,358	$40.72	—
Delivered	(57,673)	$35.25	$2,423
Outstanding at September 30, 2020	228,246	$46.32	—
Non-Employee Director Stock

Effective January 2020, non-employee director compensation includes an annual equity retainer that is awarded at the time of the Company’s annual meeting of shareowners. The shares vest upon the earlier of the first anniversary of the grant date or the date of the Company’s next annual meeting of shareowners following the grant date and are subsequently amortized to expense over a 12-month period. During fiscal years 2019 and 2018, the equity portion of non-employee director compensation was awarded in shares of NJR common stock. The shares vested immediately and were subsequently amortized to expense over a 12-month period. The following summarizes non-employee director share awards for the past three fiscal years:

	2020		2019	2018
Shares granted	27,696	(1)	26,165	26,524
Weighted average grant date fair value	$42.88		$44.80	$39.85
(1)$311,000 of expense remains as of September 30, 2020, to be recognized through December 31, 2020.